Property and Equipment, Net (Details)			12 Months Ended
	Oct. 31, 2024 CNY (¥)	Oct. 25, 2024 CNY (¥) m² shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense			¥ 219,800	$ 31,271	¥ 538,528		¥ 881,076
Fair value assets acquisition	¥ 14,657,148
Fair value of asset group			11,700,000					$ 1,700,000
Impairment charges			¥ 2,000,000	$ 300,000			2,400,000
Operating expenses							¥ 2,400,000
Class A Ordinary Shares [Member]
Property, Plant and Equipment [Line Items]
Issued ordinary shares consideration (in Shares) | shares		2,219,828
Yukon Flooring Bellaire LLC (“Yukon”) [Member]
Property, Plant and Equipment [Line Items]
Equity interest percentage		95.00%
Square feet of land (in Square Meters) | m²		28,320
Fair value assets acquisition		¥ 14,657,148